Commitments and contingencies (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Commitments and contingencies
Total capital commitments	¥ 397,421,757	$ 55,975,684	¥ 596,929,756